(18) PRIVATE PENSION PLAN (Details 5) R$ in Thousands	Dec. 31, 2018 BRL (R$)
DisclosureOfPrivatePensionPlanLineItems [Line Items]
2019	R$ 577,731
2020	597,056
2021	616,237
2022	634,381
2023 to 2028	4,155,889
Total	6,581,294
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
2019	410,624
2020	423,081
2021	434,881
2022	446,071
2023 to 2028	2,869,682
Total	4,584,339
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
2019	93,740
2020	97,514
2021	102,140
2022	106,107
2023 to 2028	731,143
Total	1,130,644
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
2019	9,638
2020	9,966
2021	10,202
2022	10,423
2023 to 2028	66,555
Total	106,784
Rio Grande Energia S.A. [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
2019	27,450
2020	28,595
2021	29,541
2022	30,583
2023 to 2028	206,698
Total	322,867
RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
2019	36,279
2020	37,900
2021	39,473
2022	41,197
2023 to 2028	281,811
Total	R$ 436,660